                   TRAVELERS VINTAGE XTRA ANNUITY PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE XTRA ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
     Premier Growth Portfolio Class B
   AMERICAN VARIABLE INSURANCE SERIES
     Global Growth Fund -- Class 2
     Growth Fund -- Class 2
     Growth-Income Fund -- Class 2
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST(1)
     Franklin Small Cap Fund -- Class 2(2)
     Templeton International Securities Fund --
     Class 2(3)
   GREENWICH STREET SERIES SECURITIES FUND
     Appreciation Portfolio
     Diversified Strategic Income Portfolio
     Equity Index Portfolio Class II Shares
     Total Return Portfolio
   JANUS ASPEN SERIES
     Aggressive Growth Portfolio -- Service Shares
   SALOMON BROTHERS VARIABLE SERIES FUND, INC.
     Capital Fund
     Investors Fund
     Small Cap Growth Fund
   THE TRAVELERS SERIES TRUST
     Disciplined Small Cap Stock Portfolio
     Equity Income Portfolio
     Large Cap Portfolio
     MFS Emerging Growth Portfolio
     MFS Research Portfolio
     Strategic Stock Portfolio
   TRAVELERS SERIES FUND INC.
     Alliance Growth Portfolio
     MFS Total Return Portfolio
     Smith Barney Aggressive Growth Portfolio
     Smith Barney High Income Portfolio
     Smith Barney International Equity Portfolio
     Smith Barney Large Cap Value Portfolio
     Smith Barney Large Capitalization Growth Portfolio
     Smith Barney Mid Cap Portfolio
     Smith Barney Money Market Portfolio
     Travelers Managed Income Portfolio
     Van Kampen Enterprise Portfolio
   VAN KAMPEN LIFE INVESTMENT TRUST
     Emerging Growth Portfolio
   VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
     Contrafund(R) Portfolio -- Service Class

---------------
(1) Formerly Templeton Variable Products Series.
(2) Formerly offered as Franklin Small Cap Investments Fund -- Class 2.
(3) Formerly offered as Templeton International Fund -- Class 2.

The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund BD III for Variable Annuities or the Travelers Fund BD IV for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS...............       2
SUMMARY..............................       3
FEE TABLE............................       6
THE ANNUITY CONTRACT.................      11
Contract Owner Inquiries.............      11
Purchase Payments....................      11
Purchase Payment Credits.............      11
Accumulation Units...................      12
The Funding Options..................      12
CHARGES AND DEDUCTIONS...............      15
General..............................      15
Withdrawal Charge....................      16
Free Withdrawal Allowance............      16
Administrative Charges...............      16
Mortality and Expense Risk Charge....      17
Funding Option Expenses..............      17
Premium Tax..........................      17
Changes in Taxes Based Upon Premium
  or Value...........................      17
TRANSFERS............................      17
Dollar Cost Averaging................      18
ACCESS TO YOUR MONEY.................      19
Systematic Withdrawals...............      19
OWNERSHIP PROVISIONS.................      19
Types of Ownership...................      19
  Contract Owner.....................      19
  Beneficiary........................      20
  Annuitant..........................      20
DEATH BENEFIT........................      20
Death Proceeds Before the Maturity
  Date...............................      20
Payment of Proceeds..................      21
Death Proceeds After the Maturity
  Date...............................      23
THE ANNUITY PERIOD...................      23
Maturity Date........................      23
Allocation of Annuity................      24
Variable Annuity.....................      24
Fixed Annuity........................      25
PAYMENT OPTIONS......................      25
Election of Options..................      25
Annuity Options......................      25
MISCELLANEOUS CONTRACT PROVISIONS....      26
Right to Return......................      26
Termination..........................      26
Required Reports.....................      26
Suspension of Payments...............      27
Transfers of Contract Values to Other
  Annuities..........................      27
THE SEPARATE ACCOUNTS................      27
Performance Information..............      27
FEDERAL TAX CONSIDERATIONS...........      28
General Taxation Of Annuities........      28
Types of Contracts: Qualified or
  Nonqualified.......................      28
Nonqualified Annuity Contracts.......      29
Qualified Annuity Contracts..........      29
Penalty Tax for Premature
  Distributions......................      29
Diversification Requirements for
  Variable Annuities.................      30
Ownership of the Investments.........      30
Mandatory Distributions for Qualified
  Plans..............................      30
Taxation of Death Benefit Proceeds...      30
OTHER INFORMATION....................      31
The Insurance Companies..............      31
Financial Statements.................      31
IMSA.................................      31
Distribution of Variable Annuity
  Contracts..........................      31
Conformity with State and Federal
  Laws...............................      31
Voting Rights........................      32
Legal Proceedings and Opinions.......      32
APPENDIX A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  BD III.............................     A-1
APPENDIX B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account BD IV......................     B-1
APPENDIX C: The Fixed Account........     C-1
APPENDIX D: Waiver of Withdrawal
  Charge for Nursing Home
  Confinement........................     D-1
APPENDIX E: Contents of the Statement
  of Additional Information..........     E-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     12
Accumulation Period...................     12
Annuitant.............................     20
Annuity Payments......................     11
Annuity Unit..........................     12
Cash Surrender Value..................     19
Contingent Annuitant..................     20
Contract Date.........................     11
Contract Owner (You, Your)............     19
Contract Value........................     11
Contract Year.........................     11
Death Report Date.....................     20
Fixed Account.........................    C-1
Funding Option(s).....................     12
Joint Owner...........................     20
Maturity Date.........................     11
Purchase Payment......................     11
Purchase Payment Credit...............     11
Underlying Fund.......................     12
Written Request.......................     11

                                    SUMMARY:

                         TRAVELERS VINTAGE XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing company. Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the following locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas                            New Hampshire
British Virgin Islands             Oregon(1)
Guam                               U.S. Virgin Islands

---------------
(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved for sale. This Contract may not currently be available for sale in all locations.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during theaccumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirment Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401, 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges )minus any Purchase Payment Credits. Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment minus and Purchase Payment Credits will be refunded. During the remainder of the right to return period, the Contract value (including charges) minus any Purchase Payment Credits will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

During the Right to Return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $100,000, the Company deducts an annual administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The annual M&E charge depends on the death benefit you choose: 1.25% for the Standard Death Benefit, and 1.45% for the Enhanced Death Benefit. Each underlying Fund also charges for management, any applicable asset allocation fee and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments and associated purchase payment credits. The maximum percentage is 8%, gradually decreasing to 0% in years ten and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments, credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. The enhanced death benefit may not be available in all states. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- PURCHASE PAYMENT CREDITS. For each payment you make during the first contract year, we will add a credit to your account. The credit will be determined by the greater age of the owner or the annuitant at the time the contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the amount of the purchase payment credit may be offset by the additional expenses attributable to the credit.

- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT CHARGES AND EXPENSES

WITHDRAWAL CHARGE
(as a percentage of the purchase payments and associated credits withdrawn)

            YEARS SINCE PURCHASE PAYMENT MADE  WITHDRAWAL CHARGE
                           0-4                        8%
                            5                         7%
                            6                         6%
                            7                         5%
                            8                         3%
                            9                         1%
                           10+                        0%

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                             $40

(Waived if contract value is $100,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

STANDARD DEATH BENEFIT
Mortality & Expense Risk Charge.............................    1.25%
Administrative Expense Charge...............................    0.15%
                                                                ----
    Total Separate Account Charges..........................    1.40%
ENHANCED DEATH BENEFIT
Mortality & Expense Risk Charge.............................    1.45%
Administrative Expense Charge...............................    0.15%
                                                                ----
    Total Separate Account Charges..........................    1.60%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

                                                                                             TOTAL ANNUAL
                                             MANAGEMENT                                        OPERATING
                                                 FEE                      OTHER EXPENSES       EXPENSES
                                           (AFTER EXPENSE                 (AFTER EXPENSE    (AFTER EXPENSE
            FUNDING OPTIONS:               REIMBURSEMENT)    12B-1 FEES   REIMBURSEMENT)    REIMBURSEMENT)
-----------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................       1.00%          0.25%           0.04%             1.29%
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........       0.68%          0.25%           0.03%             0.96%
    Growth Fund -- Class 2...............       0.38%          0.25%           0.01%             0.64%
    Growth-Income Fund -- Class 2........       0.34%          0.25%           0.01%             0.60%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class
      2(Formerly offered as Franklin
      Small Cap Investments Fund)........       0.55%          0.25%           0.27%             1.07%(1)
    Templeton International Securities
      Fund -- Class 2 (Formerly offered
      as Templeton International Fund)...       0.69%          0.25%           0.19%             1.13%(2)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...............       0.75%                          0.04%             0.79%(3)
    Diversified Strategic Income
      Portfolio..........................       0.65%                          0.13%             0.78%(3)
    Equity Index Portfolio -- Class II
      Shares.............................       0.21%          0.25%           0.05%             0.51%(4)
    Total Return Portfolio...............       0.75%                          0.04%             0.79%(3)
JANUS ASPEN SERIES
    Aggressive Growth
      Portfolio -- Service Shares........       0.65%          0.25%           0.02%             0.92%(5)

                                                                                             TOTAL ANNUAL
                                             MANAGEMENT                                        OPERATING
                                                 FEE                      OTHER EXPENSES       EXPENSES
                                           (AFTER EXPENSE                 (AFTER EXPENSE    (AFTER EXPENSE
            FUNDING OPTIONS:               REIMBURSEMENT)    12B-1 FEES   REIMBURSEMENT)    REIMBURSEMENT)
-----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Capital Fund.........................       0.00%                          1.00%             1.00%(6)
    Investors Fund.......................       0.53%                          0.45%             0.98%(6)
    Small Cap Growth Fund................       0.00%                          1.50%             1.50%(6)
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock
      Portfolio..........................       0.80%                          0.20%             1.00%(7)
    Equity Income Portfolio..............       0.75%                          0.13%             0.88%
    Large Cap Portfolio..................       0.75%                          0.12%             0.87%
    MFS Emerging Growth Portfolio........       0.75%                          0.12%             0.87%
    MFS Research Portfolio...............       0.80%                          0.19%             0.99%
    Strategic Stock Portfolio............       0.60%                          0.30%             0.90%(7)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio............       0.80%                          0.02%             0.82%(8)
    MFS Total Return Portfolio...........       0.80%                          0.04%             0.84%(8)
    Smith Barney Aggressive Growth
      Portfolio..........................       0.80%                          0.20%             1.00%(9)
    Smith Barney High Income Portfolio...       0.60%                          0.06%             0.66%(8)
    Smith Barney International Equity
      Portfolio..........................       0.90%                          0.10%             1.00%(8)
    Smith Barney Large Capitalization
      Growth Portfolio...................       0.75%                          0.11%             0.86%(8)
    Smith Barney Large Cap Value
      Portfolio..........................       0.65%                          0.02%             0.67%(8)
    Smith Barney Mid Cap Portfolio.......       0.75%                          0.20%             0.95%(9)
    Smith Barney Money Market Portfolio..       0.50%                          0.04%             0.54%(8)
    Travelers Managed Income Portfolio...       0.65%                          0.11%             0.76%(8)
    Van Kampen Enterprise Portfolio......       0.70%                          0.03%             0.73%(8)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio............       0.67%                          0.18%             0.85%(10)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class..............................       0.58%          0.10%           0.07%             0.75%(11)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) On 2/8/00, a merger and reorganization was approved to merge the assets of FRANKLIN SMALL CAP INVESTMENTS FUND into FRANKLIN SMALL CAP FUND, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of FRANKLIN SMALL CAP FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Managements Fees 0.55%, Distribution and Service Fee 0.25%, Other expenses 0.27% and Total Fund Operating Expenses 1.07%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.

 (2) On 2/8/00, fund shareholders approved a merger and reorganization to merge the assets of TEMPLETON INTERNATIONAL EQUITY FUND into TEMPLETON INTERNATIONAL FUND (which then changed its name to TEMPLETON INTERNATIONAL SECURITIES FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of TEMPLETON INTERNATIONAL FUND as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fee 0.25%, Other expenses 0.20% and Total Fund Operating Expenses 1.10%. The Fund's Class distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.

 (3) The Portfolio Management Fee for the APPRECIATION PORTFOLIO, the TOTAL RETURN, and the DIVERSIFIED STRATEGIC INCOME PORTFOLIO includes 0.20% for fund administration.

 (4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

 (5) Expenses are based on the estimated expenses that the new Service Shares Class expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.75%, 15.61%, and 16.36% respectively for the SMALL CAP GROWTH FUND. Expenses for the Small Cap Growth Fund are annualized.

 (7) Travelers Insurance has agreed to reimburse the STRATEGIC STOCK PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99% and 1.49% respectively.

 (8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (9) Other Expenses reflect the current expense reimbursement arrangement with the Adviser. The Adviser has agreed to reimburse AGGRESSIVE GROWTH PORTFOLIO and MID CAP PORTFOLIO for the amount by which their aggregate expenses exceed 1.00% and 0.95% respectively. Without such arrangements through 2/29/00, the Total Annual Operating Expenses for the Portfolios would have been 1.76% and 2.46% respectively.

(10) The Adviser has voluntarily agreed to reduce its management fees and to reimburse the EMERGING GROWTH PORTFOLIO for the amount by which the Total Annual Operating Expenses exceed the amount set forth in the table above. If certain expenses had not been assumed by the Adviser, Total Return would have been lower and the Ratio of Expenses to Average Net Assets would have been 0.88%.

(11) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.78% for CONTRAFUND PORTFOLIO -- SERVICE CLASS.

EXAMPLE*: STANDARD DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                               IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                     END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
---------------------------------------------------------------------------------------------------------------------------
              FUNDING OPTION                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B....    103      164       213        304        27        84       143        304
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2..........    101      154       197        271        24        74       127        271
    Growth Fund -- Class 2.................     97      144       181        238        21        64       111        238
    Growth-Income Fund -- Class 2..........     96      143       179        234        20        63       109        234
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2.....    101      157       202        282        25        77       132        282
    Templeton International Securities
      Fund -- Class 2......................    102      159       205        288        26        79       135        288
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.................     98      149       188        254        22        69       118        254
    Diversified Strategic Income
      Portfolio............................     96      140       174        225        20        60       104        225
    Equity Index Portfolio -- Class II
      Shares...............................     98      149       188        253        22        69       118        253
    Total Return Portfolio.................     98      149       188        254        22        69       118        254
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...............................    100      153       195        267        24        73       125        267
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...........................    100      155       199        275        24        75       129        275
    Investors Fund.........................    100      155       198        273        24        75       128        273
    Small Cap Growth Fund..................    105      170       224        324        29        90       154        324

                                               IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                     END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
---------------------------------------------------------------------------------------------------------------------------
              FUNDING OPTION                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock
      Portfolio............................    100      155       199        275        24        75       129        275
    Equity Income Portfolio................     99      152       193        263        23        72       123        263
    Large Cap Portfolio....................     99      151       192        262        23        71       122        262
    MFS Emerging Growth Portfolio..........     99      151       192        262        23        71       122        262
    MFS Research Portfolio.................    100      155       198        274        24        75       128        274
    Strategic Stock Portfolio..............     99      152       194        265        23        72       124        265
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio..............     99      150       190        257        23        70       120        257
    MFS Total Return Portfolio.............     99      150       191        259        23        70       121        259
    Smith Barney Aggressive Growth
      Portfolio............................    100      155       199        275        24        75       129        275
    Smith Barney High Income Portfolio.....     97      145       182        241        21        65       112        241
    Smith Barney International Equity
      Portfolio............................    100      155       199        275        24        75       129        275
    Smith Barney Large Capitalization
      Growth Portfolio.....................     99      151       192        261        23        71       122        261
    Smith Barney Large Cap Value
      Portfolio............................     97      145       182        242        21        65       112        242
    Smith Barney Mid Cap Portfolio.........    101      154       197        271        24        74       127        271
    Smith Barney Money Market Portfolio....     96      141       175        228        20        61       105        228
    Travelers Managed Income Portfolio.....     98      148       187        251        22        68       117        251
    Van Kampen Enterprise Portfolio........     98      147       185        248        22        67       115        248
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..............     99      151       191        260        23        71       121        260
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class................................     98      148       186        250        22        68       116        250

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .015% OF ASSETS.

EXAMPLE*: ENHANCED DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                               IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                     END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
---------------------------------------------------------------------------------------------------------------------------
              FUNDING OPTION                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B....    105      170       223        323        29        90       153        323
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2..........    102      160       207        291        26        80       137        291
    Growth Fund -- Class 2.................     99      150       191        259        23        70       121        259
    Growth-Income Fund -- Class 2..........     98      149       189        255        22        69       119        255
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2.....    103      163       212        302        27        83       142        302
    Templeton International Securities
      Fund -- Class 2......................    104      165       215        308        28        85       145        308
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.................    100      155       198        274        24        75       128        274
    Diversified Strategic Income
      Portfolio............................    100      155       198        273        24        75       128        273
    Equity Index Portfolio -- Class II
      Shares...............................     98      147       184        246        22        67       114        246
    Total Return Portfolio.................    100      155       198        274        24        75       128        274
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares...............................    102      159       205        287        26        79       135        287

                                               IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                     END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
---------------------------------------------------------------------------------------------------------------------------
              FUNDING OPTION                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...........................    102      161       209        295        26        81       139        295
    Investors Fund.........................    102      161       208        293        26        81       138        293
    Small Cap Growth Fund..................    107      176       233        342        31        96       163        342
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap Stock
      Portfolio............................    102      161       209        295        26        81       139        295
    Equity Income Portfolio................    101      158       203        283        25        78       133        283
    Large Cap Portfolio....................    101      157       202        282        25        77       132        282
    MFS Emerging Growth Portfolio..........    101      157       202        282        25        77       132        282
    MFS Research Portfolio.................    102      161       208        294        26        81       138        294
    Strategic Stock Portfolio..............    101      158       204        285        25        78       134        285
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio..............    101      156       200        277        25        76       130        277
    MFS Total Return Portfolio.............    101      157       201        279        25        77       131        279
    Smith Barney Aggressive Growth
      Portfolio............................    102      161       209        295        26        81       139        295
    Smith Barney High Income Portfolio.....     99      151       192        261        23        71       122        261
    Smith Barney International Equity
      Portfolio............................    102      161       209        295        26        81       139        295
    Smith Barney Large Capitalization
      Growth Portfolio.....................    101      157       202        281        25        77       132        281
    Smith Barney Large Cap Value
      Portfolio............................     99      151       192        262        23        71       122        262
    Smith Barney Mid Cap Portfolio.........    102      160       207        291        26        80       137        291
    Smith Barney Money Market Portfolio....     98      147       186        249        22        67       116        249
    Travelers Managed Income Portfolio.....    100      154       197        271        24        74       127        271
    Van Kampen Enterprise Portfolio........    100      153       195        268        24        73       125        268
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio..............    101      157       201        280        25        77       131        280
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class................................    100      154       196        270        24        74       126        270

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .015% OF ASSETS.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Vintage XTRA Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and associated credits, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

PURCHASE PAYMENT CREDITS

During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

The credit will be applied to the Investment Options in the same ratio as the applicable purchase payment.

We will deduct the credit from any refunds made if:

     (a) the contract is returned in the Right to Return period (any gains on the credit will be included in the refund);

     (b) the owner (or the annuitant, with no contingent annuitant surviving) dies during the first 12 months after the credit is applied; or

     (c) the contract is surrendered or terminated within 12 months after the credit is applied.

When we determine the amount of credit deducted from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c). Until the permission is granted, we will not deduct the credit in such circumstances.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth           Seeks long-term growth of capital by investing primarily  Alliance Capital
    Portfolio Class B        in equity securities of a limited number of large,        Management
                             carefully selected, high quality U.S. companies that are
                             judged likely to achieve superior earning momentum.
AMERICAN VARIABLE INSURANCE
SERIES
    Global Growth Fund --    Seeks capital appreciation by investing primarily in      Capital Research and
    Class 2                  common stocks of companies located around the world.      Management Company
    Growth Fund -- Class 2   Seeks capital appreciation by investing primarily in      Capital Research and
                             common stocks of companies that appear to offer superior  Management Company opportunities for growth and capital.
    Growth-Income            Seeks capital appreciation and income by investing        Capital Research and
    Fund -- Class 2          primarily in common stocks or other securities which      Management Company
                             demonstrate the potential for appreciation and/or
                             dividends.

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
    Franklin Small Cap Fund  Seeks long-term capital growth. The Fund seeks to         Franklin Advisers, Inc.
    (Class 2)                accomplish its objective by investing primarily
                             (normally at least 65% of its assets) in equity
                             securities of smaller capitalization growth companies.
    Templeton International  Seeks long-term capital growth through a flexible policy  Templeton Investment
    Securities Fund (Class   of investing in stocks and debt obligations of companies  Counsel, Inc.
    2)                       and governments outside the United States. Any income
                             realized will be incidental.
GREENWICH STREET SERIES
FUND
    Appreciation Portfolio   Seeks long term appreciation of capital by investing      SSB Citi Fund Management
                             primarily in equity securities.                           LLC. ("SSB Citi")
    Diversified Strategic    Seeks high current income by investing primarily in the   SSB Citi
    Income Portfolio         following fixed income securities: U.S. Gov't and         Subadviser: Smith Barney
                             mortgage-related securities, foreign gov't bonds and      Global Capital Management,
                             corporate bonds rated below investment grade.             Inc.
    Equity Index Portfolio   Seeks to replicate, before deduction of expenses, the     Travelers Investment
    Class II Shares          total return performance of the S&P 500 Index.            Management Co. ("TIMCO")
    Total Return Portfolio   (an equity portfolio) Seeks to provide total return,      SSB Citi
                             consisting of long-term capital appreciation and income.
                             The Portfolio will invest primarily in a diversified
                             portfolio of dividend-paying common stocks.
JANUS ASPEN SERIES
    Aggressive Growth        Seeks long-term capital growth by investing primarily in  Janus Capital
    Portfolio -- Service     common stocks selected for their growth potential,
    Shares                   normally investing at least 50% in the equity assets of
                             medium-sized companies.
SALOMON BROTHERS VARIABLE
SERIES FUNDS, INC.
    Capital Fund             Seeks capital appreciation, primarily through             Salomon Brothers Asset
                             investments in common stocks which are believed to have   Management ("SBAM")
                             above-average price appreciation potential and which may
                             involve above average risk.
    Investors Fund           Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.
    Small Cap Growth Fund    Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell Small Cap Growth Fund 2000 Index.
THE TRAVELERS SERIES TRUST
    Disciplined Small Cap    Seeks long term capital appreciation by investing         Travelers Asset Management
    Stock Portfolio          primarily (at least 65% of its total assets) in the       International LLC
                             common stocks of U.S. Companies with relatively small     ("TAMIC") Subadviser:
                             market capitalizations at the time of investment.         TIMCO
    Equity Income Portfolio  Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research
                             securities, including bonds. The Portfolio seeks to       Company ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500 The Subadviser also considers the
                             potential for capital appreciation.
    Large Cap Portfolio      Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.
    MFS Emerging Growth      Seeks to provide long-term growth of capital. Dividend    TAMIC
    Portfolio                and interest income from portfolio securities, if any,    Subadviser: Massachusetts
                             is incidental to the MFS Portfolio's investment           Financial Services ("MFS")
                             objective.
    MFS Research Portfolio   Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subasviser: MFS

-----------------------------------------------------------------------------------------------------------------
          FUNDING                                   INVESTMENT                                 INVESTMENT
          OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
    Strategic Stock          Seeks to provide an above-average total return through a  TAMIC
    Portfolio                combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.
TRAVELERS SERIES FUND INC.
    Alliance Growth          Seeks long-term growth of capital. Current income is      Travelers Investment
    Portfolio                only an incidental consideration. The Portfolio invests   Adviser ("TIA")
                             predominantly in equity securities of companies with a    Subadviser: Alliance
                             favorable outlook for earnings and whose rate of growth   Capital Management L.P.
                             is expected to exceed that of the U.S. economy over
                             time.
    MFS Total Return         (a balanced portfolio) Seeks to obtain above-average      TIA
    Portfolio                income (compared to a portfolio entirely invested in      Subadviser: MFS
                             equity securities) consistent with the prudent
                             employment of capital. Generally, at least 40% of the
                             Portfolio's assets are invested in equity securities.
    Smith Barney Aggressive  Seeks capital appreciation by investing primarily in      SSB Citi
    Growth Portfolio         common stocks of companies that are experiencing, or
                             have the potential to experience, growth of earnings, or
                             that exceed the average earnings growth rate of
                             companies whose securities are included in the S&P 500.
    Smith Barney High        Seeks high current income. Capital appreciation is a      SSB Citi
    Income Portfolio         secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
    Smith Barney             Seeks total return on assets from growth of capital and   SSB Citi
    International Equity     income by investing at least 65% of its assets in a
    Portfolio                diversified portfolio of equity securities of
                             established non-U.S. issuers.
    Smith Barney Large Cap   Seeks current income and long-term growth of income and   SSB Citi
    Value Portfolio          capital by investing primarily, but not exclusively, in
                             common stocks.
    Smith Barney Large       Seeks long-term growth of capital by investing in equity  SSB Citi
    Capitalization Growth    securities of companies with large market
    Portfolio                capitalizations.
    Smith Barney Mid Cap     Seeks long-term growth of capital by investing primarily  SSB Citi
    Portfolio                in equity securities of medium-sized companies with
                             market capitalizations between $1 billion and $5 billion
                             at the time of investment.
    Smith Barney Money       Seeks maximum current income and preservation of          SSB Citi
    Market Portfolio         capital.
    Travelers Managed        Seeks high current income consistent with prudent risk    TIA
    Income Portfolio         of capital through investments in corporate debt          Subadviser: TAMIC
                             obligations, preferred stocks, and obligations issued or
                             guaranteed by the U.S. Government or its agencies or
                             instrumentalities.
    Van Kampen Enterprise    Seeks capital appreciation through investment in          SSB Citi
    Portfolio                securities believed to have above-average potential for   Subadviser: Van Kampen
                             capital appreciation. Any income received on such         Asset Management Inc.
                             securities is incidental to the objective of Van Kampen
                             Asset capital appreciation.
VAN KAMPEN LIFE INVESTMENT
TRUST
Emerging Growth Portfolio    Seeks capital appreciation by investing primarily in      Van Kampen Asset
                             common stocks of companies considered to be emerging      Management Inc.
                             growth companies.
VARIABLE INSURANCE PRODUCTS
FUND II
Contrafund(R) Portfolio --   Seeks long-term capital appreciation by investing         FMR
  Service Class              primarily in common stocks of companies whose value the
                             adviser believes is not fully recognized by the public.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value or the maximum of all step-up values for the Enhanced Death Benefit, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and associated credits are withdrawn before they have been in the Contract for ten years. Purchase payments credits are not considered in the calculation of the withdrawal charge in the first year. We will assess the charge as a percentage of the purchase payment and associated credits withdrawn as follows:

    YEARS SINCE PURCHASE
        PAYMENT MADE              WITHDRAWAL CHARGE
            0-4                           8%
             5                            7%
             6                            6%
             7                            5%
             8                            3%
             9                            1%
            10+                           0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment and associated credits to which no withdrawal charge applies, and then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) from any purchase payment and associated credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - under the Travelers Minimum Distribution Program; or

     - under the Nursing Home Confinement provision (as described in Appendix
       D).

We will not deduct a withdrawal charge from purchase payment credits if paid out under the Travelers Minimum Distribution Program

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $100,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $40 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $100,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant, or contract owner they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual step-up"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date).

For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: The Company will pay the beneficiary an amount equal to the greater of (1) and (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

     1) the contract value, less any purchase payment credits applied within 12 months of the death; or

     2) the total purchase payments made under the Contract.

ENHANCED DEATH BENEFIT: The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

     1) the contract value, less any purchase payment credits applied within 12 months of the death;

     2) the total purchase payments less any partial withdrawals made under the Contract; or

     3) the "step-up value" as described below.

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender, less any credits applied within 12 months of the death.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,500, or $33,334.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. (Fixed Account Only). We will make periodic payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges minus any Purchase Payment Credits) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment minus any Purchase Payment Credits will be refunded in full; during the remainder of the right to return period, the contract value (including charges minus any Purchase Payment Credits) will be refunded.

During the Right to Return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (minus any credits applied within 12 months of termination)less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund BD III for Variable Annuities ("Fund BD III") and the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"), respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund BD III and Fund BD IV are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "non-standardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the table on the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party. In March, 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al, was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violation of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals, which was granted in May 1999. In September 1999, the Georgia Supreme Court heard oral argument on defendant's petition for an order reversing the Georgia Court of Appeals and transferring the lawsuit from the Superior Court of Richmond County to the Superior Court of Gwinnett County. The Georgia Supreme Court reversed its decision, and has not yet issued its opinion. Pending appeal, proceedings in the trial court have been stayed. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                              PERIOD FROM OCTOBER 14, 1999
                       PORTFOLIO NAME                             TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------
                                                              STANDARD            ENHANCED
ALLIANCE VARIABLE PRODUCT SERIES FUND
  PREMIER GROWTH PORTFOLIO CLASS B (11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.127               1.127
  Number of units outstanding at end of year................   76,688              96,188
AMERICAN VARIABLE INSURANCE SERIES
  GLOBAL GROWTH FUND -- CLASS 2(11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.301               1.301
  Number of units outstanding at end of year................       --              35,494
  GROWTH FUND -- CLASS 2 (12/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.184               1.183
  Number of units outstanding at end of year................       --              32,012
  GROWTH-INCOME FUND CLASS 2
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
TEMPLETON VARIABLE PRODUCTS SERIES TRUST(1)
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  TEMPLETON INTERNATIONAL FUND CLASS 2
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
GREENWICH STREET SERIES SECURITIES FUND
  APPRECIATION PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  DIVERSIFIED STRATEGIC INCOME PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  EQUITY INDEX PORTFOLIO CLASS II
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  TOTAL RETURN PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  CAPITAL FUND
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  INVESTORS FUND
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  SMALL CAP GROWTH FUND
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                              PERIOD FROM OCTOBER 14, 1999
                       PORTFOLIO NAME                             TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------
                                                              STANDARD            ENHANCED
THE TRAVELERS SERIES TRUST
  DISCIPLINED SMALL CAP STOCK PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  EQUITY INCOME PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  LARGE CAP PORTFOLIO (11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.126               1.125
  Number of units outstanding at end of year................    7,030                  --
  MFS EMERGING GROWTH PORTFOLIO (12/96)
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  MFS RESEARCH PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  STRATEGIC STOCK PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.149               1.149
  Number of units outstanding at end of year................   11,645                  --
  MFS TOTAL RETURN PORTFOLIO................................       --                  --
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (12/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.210               1.209
  Number of units outstanding at end of year................   66,995                  --
  SMITH BARNEY HIGH INCOME PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  SMITH BARNEY LARGE CAPITALIZATION GROWTH
  PORTFOLIO (11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.090               1.090
  Number of units outstanding at end of year................   11,616                  --
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO (11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    0.998               0.998
  Number of units outstanding at end of year................       --              46,952
  SMITH BARNEY MID CAP PORTFOLIO (11/99)
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.166               1.165
  Number of units outstanding at end of year................    4,746              36,659

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                              PERIOD FROM OCTOBER 14, 1999
                       PORTFOLIO NAME                             TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------
                                                              STANDARD            ENHANCED
  SMITH BARNEY MONEY MARKET PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  TRAVELERS MANAGED INCOME PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
  VAN KAMPEN ENTERPRISE PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
VAN KAMPEN LIFE INVESTMENT TRUST
  EMERGING GROWTH PORTFOLIO
  Unit Value at beginning of year...........................       --                  --
  Unit Value at end of year.................................       --                  --
  Number of units outstanding at end of year................       --                  --
VARIABLE INSURANCE PRODUCTS FUND II
  CONTRAFUND PORTFOLIO -- SERVICE CLASS
  Unit Value at beginning of year...........................    1.000               1.000
  Unit Value at end of year.................................    1.138               1.138
  Number of units outstanding at end of year................   64,462                  --

The financial statements of Fund BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.
Any funds not listed above were not yet available as of December 31, 1999.
The date shown next to the name of each funding option is the date money first came into the Separate Account.
(1) Formerly Templeton Variable Products Series Fund.

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

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                              PERIOD FROM OCTOBER 14, 1999
                       PORTFOLIO NAME                             TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------
                                                                STANDARD         ENHANCED
ALLIANCE VARIABLE PRODUCT SERIES FUND
  PREMIER GROWTH PORTFOLIO CLASS B (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.127            1.127
  Number of units outstanding at end of year................   2,118,594        5,273,207
AMERICAN VARIABLE INSURANCE SERIES
  GLOBAL GROWTH FUND -- CLASS 2(11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.301            1.301
  Number of units outstanding at end of year................     496,228        1,335,904
  GROWTH FUND -- CLASS 2 (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.184            1.183
  Number of units outstanding at end of year................     790,492        4,513,981
  GROWTH-INCOME FUND -- CLASS 2 (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.031            1.031
  Number of units outstanding at end of year................   1,022,054        2,847,709
TEMPLETON VARIABLE PRODUCTS SERIES TRUST(1)
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.173            1.172
  Number of units outstanding at end of year................     719,638        1,075,985
  TEMPLETON INTERNATIONAL FUND CLASS 2 (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.109            1.109
  Number of units outstanding at end of year................     445,419          940,873
GREENWICH STREET SERIES SECURITIES FUND
  APPRECIATION PORTFOLIO(11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.044            1.043
  Number of units outstanding at end of year................     407,917        1,032,853
  DIVERSIFIED STRATEGIC INCOME PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       0.999            0.999
  Number of units outstanding at end of year................     156,084          315,232
  EQUITY INDEX PORTFOLIO CLASS II (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.063            1.063
  Number of units outstanding at end of year................     638,959        1,331,138
  TOTAL RETURN PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.048            1.048
  Number of units outstanding at end of year................      29,295          193,248
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  CAPITAL FUND (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.032            1.032
  Number of units outstanding at end of year................      42,351          144,350
  INVESTORS FUND (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.014            1.014
  Number of units outstanding at end of year................      69,063          323,132
  SMALL CAP GROWTH FUND (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.213            1.213
  Number of units outstanding at end of year................      56,346          334,378
THE TRAVELERS SERIES TRUST
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.082            1.082
  Number of units outstanding at end of year................      36,483           64,294

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                              PERIOD FROM OCTOBER 14, 1999
                       PORTFOLIO NAME                             TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------
                                                                STANDARD         ENHANCED
  EQUITY INCOME PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.052            1.052
  Number of units outstanding at end of year................     174,100          581,591
  LARGE CAP PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.126            1.125
  Number of units outstanding at end of year................     500,514          715,311
  MFS EMERGING GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.433            1.432
  Number of units outstanding at end of year................     936,269        1,856,574
  MFS RESEARCH PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.135            1.135
  Number of units outstanding at end of year................     307,732          648,369
  STRATEGIC STOCK PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       0.993            .0992
  Number of units outstanding at end of year................      35,199            1,165
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.149            1.149
  Number of units outstanding at end of year................   1,333,895        2,482,793
  MFS TOTAL RETURN PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.003            1.002
  Number of units outstanding at end of year................     229,693          421,734
  SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.210            1.209
  Number of units outstanding at end of year................   1,210,115        1,899,455
  SMITH BARNEY HIGH INCOME PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.015            1.015
  Number of units outstanding at end of year................     222,226          431,806
  SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.230            1.229
  Number of units outstanding at end of year................     945,011          456,157
  SMITH BARNEY LARGE CAPITALIZATION GROWTH
  PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.090            1.090
  Number of units outstanding at end of year................   2,526,512        2,543,458
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       0.998            0.998
  Number of units outstanding at end of year................   1,119,883          676,689
  SMITH BARNEY MID CAP PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.166            1.165
  Number of units outstanding at end of year................     501,324          583,087
  SMITH BARNEY MONEY MARKET PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.006            1.005
  Number of units outstanding at end of year................   2,574,330        4,261,461
  TRAVELERS MANAGED INCOME PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       0.997            0.997
  Number of units outstanding at end of year................     194,554          346,462

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                              PERIOD FROM OCTOBER 14, 1999
                       PORTFOLIO NAME                             TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------
                                                                STANDARD         ENHANCED
  VAN KAMPEN ENTERPRISE PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.152            1.152
  Number of units outstanding at end of year................     614,555          436,721
VAN KAMPEN LIFE INVESTMENT TRUST
  EMERGING GROWTH PORTFOLIO (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.393            1.392
  Number of units outstanding at end of year................   1,613,716        4,621,812
VARIABLE INSURANCE PRODUCTS FUND II
  CONTRAFUND PORTFOLIO -- SERVICE CLASS (11/99)
  Unit Value at beginning of year...........................       1.000            1.000
  Unit Value at end of year.................................       1.138            1.138
  Number of units outstanding at end of year................   1,210,535        3,185,580

The financial statements of Fund BD IV and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

Any funds not listed above were not yet available as of December 31, 1999.

The date shown next to each funding option is the date money first came into the funding option through the Separate Account.

(1) Formerly Templeton Variable Products Series Fund.

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

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT
The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.
The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.
We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.
Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.
Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.
The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.
TRANSFERS
You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.
Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed

                                       C-1
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

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
             (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED.)
            (This waiver is not available if the Annuitant is age 71
                 or older on the date the Contract is issued.)
If, after the first contract year and before the maturity date, the annuitant begins confinement in an Eligible Nursing Home, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.
An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:
(a) is Medicare approved as a provider of skilled nursing care services; and
(b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.
                                       OR
Meets all of the following standards:
(a) is licensed as a nursing care facility by the state in which it is licensed;
(b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;
(c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;
(d) provides, as a primary function, nursing care and room and board; and charges for these services;
(e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);
(f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and
(g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.
FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.
The maximum withdrawal amount for which we will waive the Withdrawal Charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any purchase payments made on or after the Annuitant's 71st birthday.
Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

                                       D-1
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

                                   APPENDIX E
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21261S, and the The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21262S.

Name:
----------------------------------------

Address:
----------------------------------------

----------------------------------------

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

L-21261                                                              May 1, 2000

             TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

Capital Appreciation Fund
Money Market Portfolio
ALLIANCE VARIABLE PRODUCT SERIES FUND
  Premier Growth Portfolio Class B
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio*
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Equity Index Portfolio Class II
JANUS ASPEN SERIES
  Balanced Portfolio Service Shares
  Global Life Sciences Portfolio Service Shares
  Global Technology Portfolio Service Shares
  Worldwide Growth Porfolio Service Shares
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class 2
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------

    * Formerly Capital Appreciation Portfolio.

The Fixed Account is described in Appendix A. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund BD III for Variable Annuities or The Travelers Fund BD IV for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      7
The Annuity Contract..................     12
     Contract Owner Inquiries.........     12
     Purchase Payments................     12
     Purchase Payment Credits.........     12
     Accumulation Units...............     13
     The Funding Options..............     13
Charges and Deductions................     16
     General..........................     16
     Withdrawal Charge................     17
     Free Withdrawal Allowance........     17
     Administrative Charges...........     17
     Mortality and Expense Risk
       Charge.........................     18
     Funding Option Expenses..........     18
     Premium Tax......................     18
     Changes in Taxes Based Upon
       Premium or Value...............     18
Transfers.............................     18
     Dollar Cost Averaging............     19
Access to Your Money..................     20
     Systematic Withdrawals...........     20
     Managed Distribution Program.....     20
Ownership Provisions..................     20
     Types of Ownership...............     20
       Contract Owner.................     20
       Beneficiary....................     21
       Annuitant......................     21
Death Benefit.........................     21
     Death Proceeds Before the
       Maturity Date..................     21
     Payment of Proceeds..............     22
     Death Proceeds After the Maturity
       Date...........................     24
The Annuity Period....................     24
     Maturity Date....................     24
     Allocation of Annuity............     24
     Variable Annuity.................     25
     Fixed Annuity....................     25
Payment Options.......................     25
     Election of Options..............     25
     Annuity Options..................     26
Miscellaneous Contract Provisions.....     26
     Right to Return..................     26
     Termination......................     27
     Required Reports.................     27
     Suspension of Payments...........     27
     Transfers of Contract Values to
       Other Annuities................     27
The Separate Accounts.................     27
     Performance Information..........     28
Federal Tax Considerations............     29
     General Taxation of Annuities....     29
     Types of Contracts: Qualified or
       Nonqualified...................     29
     Nonqualified Annuity Contracts...     29
     Qualified Annuity Contracts......     30
     Penalty Tax for Premature
       Distributions..................     30
     Diversification Requirements for
       Variable Annuities.............     30
     Ownership of the Investments.....     30
     Mandatory Distributions for
       Qualified Plans................     31
     Taxation of Death Benefit
       Proceeds.......................     31
Other Information.....................     31
     The Insurance Companies..........     31
     Financial Statements.............     31
     IMSA.............................     32
     Distribution of Variable Annuity
       Contracts......................     32
     Conformity with State and Federal
       Laws...........................     32
     Voting Rights....................     32
     Legal Proceedings and Opinions...     32
Appendix A: The Fixed Account.........    A-1
Appendix B: Waiver of Withdrawal
  Charge for Nursing Home
  Confinement.........................    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     13
Accumulation Period...................     13
Annuitant.............................     21
Annuity Payments......................     12
Annuity Unit..........................     13
Cash Surrender Value..................     20
Contingent Annuitant..................     21
Contract Date.........................     12
Contract Owner (You, Your)............     20
Contract Value........................     12
Contract Year.........................     12
Death Report Date.....................     21
Fixed Account.........................    A-1
Funding Option(s).....................     13
Maturity Date.........................     12
Purchase Payment......................     12
Purchase Payment Credit...............     12
Underlying Fund.......................     13
Written Request.......................     12

                                    SUMMARY:
                   TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you purchased your Contract in the locations listed below which contracts are issued by The Travelers insurance Company.

Bahamas                                          New Hampshire
British Virgin Islands                           Oregon(1)
Guam                                             U.S. Virgin Islands

---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved for sale. This Contract may not currently be available for sale in all locations.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401, 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges, minus any Purchase Payment Credits). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment minus any Purchase Payment Credits will be refunded. During the remainder of the right to return period, the Contract value (including charges, minus any Purchase Payment Credits) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

During the Right to Return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. The product offered through this Separate Account is new, and therefore has no past performance. However, the funding options have been available for various time periods. Performance information that predates the initial offering of this Contract is considered "nonstandard" by the SEC. Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $100,000, the Company deducts an annual administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The annual M&E charge depends on the death benefit you choose: 1.25% for the Standard Death Benefit, and 1.45% for the Enhanced Death Benefit. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments and associated purchase payment credits. The maximum percentage is 8%, gradually decreasing to 0% in years ten and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments, credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. The enhanced death benefit may not be available in all states. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- PURCHASE PAYMENT CREDITS. For each payment you make during the first contract year, we will add a credit to your account. The credit will be determined by the greater age of the owner or the annuitant at the time the contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 or more, the credit is 4%. The expenses for a contract with purchase payment credits are higher than a similar contract without purchase payment credits, and the amount of the purchase payment credit may be offset by the additional expenses attributable to the credit.

- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market.

  Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

                                   FEE TABLE
-------------------------------------------------------------------------------

CONTRACT CHARGES AND EXPENSES


     WITHDRAWAL CHARGE(as a percentage of the purchase payments and associated credits withdrawn)

                YEARS SINCE PURCHASE


              PAYMENT MADE                      WITHDRAWAL CHARGE
                   0-4                                  8%
                    5                                   7%
                    6                                   6%
                    7                                   5%
                    8                                   3%
                    9                                   1%
                   10+                                  0%



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                             $40
          (Waived if contract value is $100,000 or more)



ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

                                                                STANDARD      ENHANCED
                                                                 DEATH          DEATH
                                                                BENEFIT        BENEFIT
-----------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge.......................     1.25%          1.45%
      Administrative Expense Charge.........................     0.15%          0.15%
                                                                 -----          -----
        Total Separate Account Charges......................     1.40%          1.60%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted).


                                                                                                     TOTAL
                                                                                                     ANNUAL
                                                                                                   OPERATING
                                               MANAGEMENT FEE                   OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                   (AFTER EXPENSE   (AFTER EXPENSE
             FUNDING OPTIONS:                  REIMBURSEMENT)      12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..................         0.75%                            0.08%            0.83%
Money Market Portfolio.....................         0.32%                            0.08%            0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B....         1.00%             0.25%          0.04%            1.29%
DELAWARE GROUP PREMIUM FUND
    REIT Series............................         0.64%                            0.21%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)..............         0.75%                            0.03%            0.78%
    Small Cap Portfolio....................         0.75%                            0.03%            0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares...............................         0.21%             0.25%          0.05%            0.51%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares...         0.65%             0.25%          0.02%            0.92%(5)
    Global Life Sciences
      Portfolio -- Service Shares..........         0.65%             0.25%          0.19%            1.09%(5)
    Global Technology Portfolio -- Service
      Shares...............................         0.65%             0.25%          0.13%            1.03%(5)
    Worldwide Growth Portfolio -- Service
      Shares...............................         0.65%             0.25%          0.05%            0.95%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...........................         0.00%                            1.00%            1.00%(6)
    Investors Fund.........................         0.53%                            0.45%            0.98%(6)
    Small Cap Growth Fund..................         0.00%                            1.50%            1.50%(6)
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio..............         0.80%                            0.02%            0.82%(7)
    MFS Total Return Portfolio.............         0.80%                            0.04%            0.84%(7)
    Putnam Diversified Income Portfolio....         0.75%                            0.08%            0.83%(7)

                                                                                                     TOTAL
                                                                                                     ANNUAL
                                                                                                   OPERATING
                                               MANAGEMENT FEE                   OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                   (AFTER EXPENSE   (AFTER EXPENSE
             FUNDING OPTIONS:                  REIMBURSEMENT)      12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.............         0.60%                            0.20%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio....         0.70%                            0.25%            0.95%(9)
    Disciplined Small Cap Stock
      Portfolio............................         0.80%                            0.20%            1.00%(8)
    Equity Income Portfolio................         0.75%                            0.13%            0.88%
    Federated High Yield Portfolio.........         0.65%                            0.19%            0.84%
    Federated Stock Portfolio..............         0.63%                            0.19%            0.82%
    Large Cap Portfolio....................         0.75%                            0.12%            0.87%
    Lazard International Stock Portfolio...         0.83%                            0.23%            1.06%
    MFS Emerging Growth Portfolio..........         0.75%                            0.12%            0.87%
    MFS Mid Cap Growth Portfolio...........         0.80%                            0.20%            1.00%(8)
    MFS Research Portfolio.................         0.80%                            0.19%            0.99%
    Strategic Stock Portfolio..............         0.60%                            0.30%            0.90%(8)
    Travelers Quality Bond Portfolio.......         0.32%                            0.22%            0.54%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2..............................         0.58%             0.25%          0.07%            0.90%(10)
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.............         0.00%                            1.40%            1.40%(11)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

 (2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

 (3) Formerly Capital Appreciation Portfolio.

 (4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

 (5) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.75%, 15.61%, and 16.36% respectively for the SMALL CAP GROWTH FUND. Expenses for the Small Cap Growth Fund are annualized.

 (7) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (8) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80% 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, 1.49%, and 1.07% respectively.

 (9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(11) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:  STANDARD DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. The examples assume the purchase payment credit is included in, and not added to, the $1,000 assumed investment.

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund.................     99      150       190        258       23        70       120        258
Money Market Portfolio....................     94      137       168        214       18        57        98        214
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class B...    103      164       213        304       27        84       143        304
DELAWARE GROUP PREMIUM FUND
    REIT Series...........................     99      151       191        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio................     98      149       188        253       22        69       118        253
    Small Cap Portfolio...................     98      149       188        253       22        69       118        253
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares..............................     96      140       174        225       20        60       104        225
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares..............................    100      153       195        267       24        73       125        267
    Global Life Sciences
      Portfolio -- Service Shares.........    101      158       203        284       25        78       133        284
    Global Technology Portfolio -- Service
      Shares..............................    101      156       200        278       25        76       130        278
    Worldwide Growth Portfolio -- Service
      Shares..............................    100      154       196        270       24        74       126        270
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..........................    100      155       199        275       24        75       129        275
    Investors Fund........................    100      155       198        273       24        75       128        273
    Small Cap Growth Fund.................    105      170       224        324       29        90       154        324
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio.............     99      150       190        257       23        70       120        257
    MFS Total Return Portfolio............     99      150       191        259       23        70       121        259
    Putnam Diversified Income Portfolio...     99      150       190        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio............     98      149       189        255       22        69       119        255
    Disciplined Mid Cap Stock Portfolio...    100      154       196        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio...........................    100      155       199        275       24        75       129        275
    Equity Income Portfolio...............     99      152       193        263       23        72       123        263
    Federated High Yield Portfolio........     99      150       191        259       23        70       121        259
    Federated Stock Portfolio.............     99      150       190        257       23        70       120        257
    Large Cap Portfolio...................     99      151       192        262       23        71       122        262
    Lazard International Stock
      Portfolio...........................    101      157       202        281       25        77       132        281
    MFS Emerging Growth Portfolio.........     99      151       192        262       23        71       122        262
    MFS Mid Cap Growth Portfolio..........    100      155       199        275       24        75       129        275
    MFS Research Portfolio................    100      155       198        274       24        75       128        274
    Strategic Stock Portfolio.............     99      152       194        265       23        72       124        265
    Travelers Quality Bond Portfolio......     96      141       175        228       20        61       105        228
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2.............................     99      152       194        265       23        72       124        265
WARBURG PINCUS TRUST
    Emerging Markets Portfolio............    104      167       219        314       28        87       149        314

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

EXAMPLE*:  ENHANCED DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses. The examples assume the purchase payment credit is included in, and not added to, the $1,000 assumed investment.

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund.................   101       156       200        278       25        76       130        278
Money Market Portfolio....................    96       143       179        235       20        63       109        235
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class B...   105       170       223        323       29        90       153        323
DELAWARE GROUP PREMIUM FUND
    REIT Series...........................   101       157       201        280       25        77       131        280
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio................   100       155       198        273       24        75       128        273
    Small Cap Portfolio...................   100       155       198        273       24        75       128        273
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares..............................    98       147       184        246       22        67       114        246
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares..............................   102       159       205        287       26        79       135        287
    Global Life Sciences
      Portfolio -- Service Shares.........   103       164       213        304       27        84       143        304
    Global Technology Portfolio -- Service
      Shares..............................   103       162       210        298       27        82       140        298
    Worldwide Growth Portfolio -- Service
      Shares..............................   102       160       206        290       26        80       136        290
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..........................   102       161       209        295       26        81       139        295
    Investors Fund........................   102       161       208        293       26        81       138        293
    Small Cap Growth Fund.................   107       176       233        342       31        96       163        342
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio.............   101       156       200        277       25        76       130        277
    MFS Total Return Portfolio............   101       157       201        279       25        77       131        279
    Putnam Diversified Income Portfolio...   101       156       200        278       25        76       130        278
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio............   100       155       199        275       24        75       129        275
    Disciplined Mid Cap Stock Portfolio...   102       160       206        290       26        80       136        290
    Disciplined Small Cap Stock
      Portfolio...........................   102       161       209        295       26        81       139        295
    Equity Income Portfolio...............   101       158       203        283       25        78       133        283
    Federated High Yield Portfolio........   101       157       201        279       25        77       131        279
    Federated Stock Portfolio.............   101       156       200        277       25        76       130        277
    Large Cap Portfolio...................   101       157       202        282       25        77       132        282
    Lazard International Stock
      Portfolio...........................   103       163       212        301       27        83       142        301
    MFS Emerging Growth Portfolio.........   101       157       202        282       25        77       132        282
    MFS Mid Cap Growth Portfolio..........   102       161       209        295       26        81       139        295
    MFS Research Portfolio................   102       161       208        294       26        81       138        294
    Strategic Stock Portfolio.............   101       158       204        285       25        78       134        285
    Travelers Quality Bond Portfolio......    98       147       186        249       22        67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2.............................   101       158       204        285       25        78       134        285
WARBURG PINCUS TRUST
    Emerging Markets Portfolio............   106       173       228        333       30        93       158        333

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect XTRA Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and associated credits, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each
12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

PURCHASE PAYMENT CREDITS

During the first contract year, for each purchase payment you make, we will add a credit to your contract value. The credit is a percentage of the purchase payment and depends on the greater age of the owner or annuitant. If the greater age is 69 or under, the credit is 5%. If the greater age is 70 or over, the credit is 4%.

The credit will be applied to the Investment Options in the same ratio as the applicable purchase payment.

We will deduct the credit from any refunds made if:

     (a) the contract is returned in the Right to Return period (any gains on the credit will be included in the refund);

     (b) the owner (or the annuitant, with no contingent annuitant surviving) dies during the first 12 months after the credit is applied; or

     (c) the contract is surrendered or terminated within 12 months after the credit is applied.

When we determine the amount of credit deducted from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c). Until the permission is granted, we will not deduct the credit in such circumstances.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
    Capital Appreciation Fund    Seeks growth of capital through the use of common   Travelers Asset Management
                                 stocks. Income is not an objective. The Fund        International Company LLC
                                 invests principally in common stocks of small to    ("TAMIC")
                                 large companies which are expected to experience    Subadviser: Janus Capital Corp.
                                 wide fluctuations in price both in rising and
                                 declining markets.
    Money Market Portfolio       Seeks high current income from short-term money     TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.

ALLIANCE VARIABLE PRODUCT
SERIES FUND
    Premier Growth Portfolio     Seeks long-term growth of capital by investing      Alliance Capital Management
    Class B                      primarily in equity securities of a limited number
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
FUND
    REIT Series                  Seeks maximum long-term total return by investing   Delaware Management Company,
                                 in securities of companies primarily engaged in     Inc.
                                 the real estate industry. Capital appreciation is   Subadviser: Lincoln Investment
                                 a secondary objective.                              Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio       Seeks primarily to provide long-term capital        The Dreyfus Corporation
                                 growth consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign insurers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.             The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II                     the total return performance of the S&P 500 Index.  Co. ("TIMCO")
JANUS ASPEN SERIES
    Balanced Portfolio--Service  Seeks long-term capital growth, consistent with     Janus Capital
    Shares                       preservation of capital and balanced by current
                                 income.
    Global Life Sciences         Seeks long-term capital growth by investing         Janus Capital
    Portfolio--Service Shares    primarily in equity securities of U.S. and foreign
                                 companies, normally investing at least 65% of its
                                 total assets in companies with a life science
                                 orientation.
    Global Technology            Seeks long-term capital growth by investing         Janus Capital
    Portfolio--Service Shares    primarily in equity securities of U.S. and foreign
                                 companies, normally investing at least 65% of its
                                 total assets in companies likely to benefit
                                 significantly from advances in technology.
    Worldwide Growth             Seeks growth of capital in a manner consistent      Janus Capital
    Portfolio--Service Shares    with preservation of capital by investing
                                 primarily in common stocks of companies of any
                                 size throughout the world.
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
    Capital Fund                 Seeks capital appreciation, primarily through       Salomon Brothers Asset
                                 investments in common stocks which are believed to  Management ("SBAM")
                                 have above-average price appreciation potential
                                 and which may involve above average risk.
    Investors Fund               Seeks long-term growth of capital, and,             SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Small Cap Growth Fund        Seeks long-term growth of capital by investing      SBAM
                                 primarily in equity securities of companies with
                                 market capitalizations similar to that of
                                 companies included in the Russell 2000 Index.
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income   Travelers Investment Adviser,
                                 is only an incidental consideration. The Portfolio  Inc. ("TIA")
                                 invests predominantly in equity securities of       Subadviser: Alliance Capital
                                 companies with a favorable outlook for earnings     Management L.P.
                                 and whose rate of growth is expected to exceed
                                 that of the U.S. economy over time.
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain              TIA
                                 above-average income (compared to a portfolio       Subadviser: Massachusetts
                                 entirely invested in equity securities) consistent  Financial Services Company with the prudent employment of capital. Generally,  ("MFS")
                                 at least 40% of the Portfolio's assets are
                                 invested in equity securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by    TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common      Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing   TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%   TAMIC
                                 in income-producing equity securities. The balance  Subadviser: Fidelity Management
                                 may be invested in all types of domestic and        & Research Co ("FMR")
                                 foreign securities, including bonds. The Portfolio
                                 seeks to achieve a yield that exceeds that of the
                                 securities comprising the S&P 500. The Subadviser
                                 also considers the potential for capital
                                 appreciation.
    Federated High Yield         Seeks high current income by investing primarily    TAMIC
    Portfolio                    in a professionally managed, diversified portfolio  Subadviser: Federated
                                 of fixed income securities.                         Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing     TAMIC
                                 principally in a professionally managed and         Subadviser: Federated
                                 diversified portfolio of common stock of            Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing      TAMIC
                                 primarily in equity securities of companies with    Subadviser: FMR
                                 large market capitalizations.
    Lazard International Stock   Seeks capital appreciation by investing primarily   TAMIC
    Portfolio                    in the equity securities of non-United States       Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized outside  Management the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by      TAMIC
    Portfolio                    investing, under normal market conditions, at       Subadviser: MFS
                                 least 65% of its total assets in equity securities
                                 of companies with medium market capitalization
                                 which the investment adviser believes have
                                 above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii) a
                                 subset of the S&P Industrial Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility   TAMIC
                                 and total return.
VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R) Portfolio--    Seeks long-term capital appreciation by investing   FMR
    Service Class 2              primarily in common stocks of companies whose
                                 value the adviser believes is not fully recognized
                                 by the public.

--------------------------------------------------------------------------------------------------------------------
            FUNDING                                  INVESTMENT                                INVESTMENT
            OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing      Credit Suisse Asset Management,
                                 primarily in equity securities of non-U.S. issuers  LLC
                                 consisting of companies in emerging securities
                                 markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value or the maximum of all step-up values for the Enhanced Death Benefit, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and associated credits are withdrawn before they have been in the Contract for ten years. Purchase payment credits are not considered in the calculation of the withdrawal charge in the first year. We will assess the charge as a percentage of the purchase payment and associated credits withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-4                                8%
         5                                 7%
         6                                 6%
         7                                 5%
         8                                 3%
         9                                 1%
        10+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment and associated credits to which no withdrawal charge applies, and then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) from any purchase payment and associated credits to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - under the Travelers Minimum Distribution Program; or

     - under the Nursing Home Confinement provision (as described in Appendix B)

We will not deduct a withdrawal charge from purchase payment credits if paid out under the Travelers Minimum Distribution Program.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $100,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $40 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds;

        (2) after an annuity payout has begun, or

        (3) if the contract value on the date of assessment equals or is greater than $100,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your Contract Value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual step-up"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

For both the Standard and Enhanced Death Benefit, we must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any purchase payment credits applied within 12 months of death, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: The Company will pay the beneficiary an amount equal to the greater of (1) and (2) below, each reduced by any applicable premium tax and withdrawals (and charges) not previously deducted:

          1) the contract value, less any purchase payment credits applied within 12 months of the death; or

          2) the total purchase payments made under the Contract.

ENHANCED DEATH BENEFIT: The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals (and charges) not previously deducted:

          1) the contract value, less any purchase payment credits applied within 12 months of the death;

          2) the total purchase payments less any partial withdrawals made under the Contract; or

          3) the "step-up value" as described below.

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value less any purchase payment credits applied within the last 12 months is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender, less any credits applied within 12 months of the death.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------
                                                                                                  MANDATORY
 BEFORE THE MATURITY DATE, UPON     THE COMPANY WILL                                             PAYOUT RULES
        THE DEATH OF THE          PAY THE PROCEEDS TO:               UNLESS. . .                    APPLY*
---------------------------------------------------------------------------------------------------------------
  OWNER (WHO IS NOT THE           The                   Unless, the beneficiary is the         Yes
  ANNUITANT) (WITH NO JOINT       beneficiary(ies), or  contract owner's spouse and the
  OWNER)                          if none, to the       spouse elects to continue the
                                  contract owner's      contract as the new owner rather than
                                  estate.               receive the distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                  MANDATORY
 BEFORE THE MATURITY DATE, UPON     THE COMPANY WILL                                             PAYOUT RULES
        THE DEATH OF THE          PAY THE PROCEEDS TO:               UNLESS. . .                    APPLY*
---------------------------------------------------------------------------------------------------------------
  OWNER (WHO IS THE ANNUITANT)    The                   Unless, the beneficiary is the         Yes
  (WITH NO JOINT OWNER)           beneficiary(ies), or  contract owner's spouse and the
                                  if none, to the       spouse elects to continue the
                                  contract owner's      contract as the new owner rather than
                                  estate.               receive the distribution.
---------------------------------------------------------------------------------------------------------------
  JOINT OWNER (WHO IS NOT THE     The surviving joint   Unless the surviving joint owner is    Yes
  ANNUITANT)                      owner.                the spouse and elects to assume and
                                                        continue the contract.
---------------------------------------------------------------------------------------------------------------
  JOINT OWNER (WHO IS THE         The                   Unless the beneficiary is the          Yes
  ANNUITANT)                      beneficiary(ies), or  contract owner's spouse and the
                                  if none, to the       spouse elects to assume and continue
                                  contract owner's      the contract.
                                  estate.
                                                        Or, unless there is a contingent
                                                        annuitant the contingent annuitant
                                                        becomes the annuitant and the
                                                        proceeds will be paid to the
                                                        surviving joint owner. If the
                                                        surviving joint owner is the spouse,
                                                        the spouse may elect to assume and
                                                        continue the contract.
---------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHO IS NOT THE       The                   Unless, there is a contingent          No
  CONTRACT OWNER)                 beneficiary(ies).     annuitant. Then, the contingent
                                                        annuitant becomes the annuitant and
                                                        the Contract continues in effect
                                                        (generally using the original
                                                        maturity date). The proceeds will
                                                        then be paid upon the death of the
                                                        contingent annuitant or owner.
---------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHO IS THE CONTRACT  See death of "owner                                          N/A
  OWNER)                          who is the
                                  annuitant" above.
---------------------------------------------------------------------------------------------------------------
  ANNUITANT (WHERE OWNER IS A     The beneficiary(ies)                                         Yes (Death of
  NONNATURAL PERSON/TRUST)        (e.g. the trust).                                            annuitant is
                                                                                               treated as death
                                                                                               of the owner in
                                                                                               these
                                                                                               circumstances.)
---------------------------------------------------------------------------------------------------------------
  CONTINGENT ANNUITANT (ASSUMING  No death proceeds                                            N/A
  ANNUITANT IS STILL ALIVE)       are payable;
                                  contract continues.
---------------------------------------------------------------------------------------------------------------
  BENEFICIARY                     No death proceeds                                            N/A
                                  are payable;
                                  contract continues.
---------------------------------------------------------------------------------------------------------------
  CONTINGENT BENEFICIARY          No death proceeds                                            N/A
                                  are payable;
                                  contract continues.
---------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------
 BEFORE THE MATURITY DATE, UPON     THE COMPANY WILL                                           MANDATORY PAYOUT
        THE DEATH OF THE          PAY THE PROCEEDS TO:               UNLESS. . .                 RULES APPLY*
---------------------------------------------------------------------------------------------------------------
  OWNER/ANNUITANT                 The                                                          Yes
                                  beneficiary(ies), or
                                  if none, to the
                                  contract owner's
                                  estate.
---------------------------------------------------------------------------------------------------------------
  BENEFICIARY                     No death proceeds                                            N/A
                                  are payable;
                                  contract continues.
---------------------------------------------------------------------------------------------------------------
  CONTINGENT BENEFICIARY          No death proceeds                                            N/A
                                  are payable;
                                  contract continues.
---------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint

Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. (Fixed Account Only). We will make periodic payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges minus any Purchase Payment Credits) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment minus any Purchase Payment Credits will be refunded in full; during the remainder of the right to return period, the contract value (including charges minus any Purchase Payment Credits) will be refunded.

During the Right to Return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (minus any credits applied within 12 months of termination) less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund BD III for Variable Annuities ("Fund BD III") and the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"), respectively. Both Fund BD III and

Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund BD III and Fund BD IV are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. Once we have performance history, we may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC. Beginning immediately, we may advertise the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

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If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance

                                       30
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concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183

FINANCIAL STATEMENTS

The financial statements of each separate account and the financial statements for each insurance company are located in their respective Statements of Additional Information.

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IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

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

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

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                                   APPENDIX A
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                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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                                   APPENDIX B
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            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
             (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED.)

       (This waiver is not available if the Annuitant is age 71 or older on the date the Contract is issued. This waiver may not be available in all states.)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an Eligible Nursing Home, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

     (a) is Medicare approved as a provider of skilled nursing care services;
         and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any purchase payments made on or after the Annuitant's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

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                                   APPENDIX C
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              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Mixed and Shared Funding
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21261S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21262S

Name:
--------------------------------------------------------------------------------
Address:
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L-20672                                                              May 1, 2000